PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET
	December 31,
	2022	2021
Cost:
Machinery and equipment	39,303	43,174
Leasehold improvements	9,117	10,144
Motor vehicles	74	84
Office furniture and equipment	777	912

	49,271	54,314
Accumulated depreciation:
Machinery and equipment	(32,131)	(36,463)
Leasehold improvements	(8,806)	(9,701)
Motor vehicles	(56)	(61)
Office furniture and equipment	(604)	(721)

	(41,597)	(46,946)

Depreciated cost	7,674	7,368

Depreciation expense for the years ended December 31, 2022, 2021 and 2020 were $1,541, $1,781 and $1,591, respectively.